Note 6 - Disclosures to the Statement of Income and Loss - Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Personnel expenses					€ 17,678	€ 39,291	€ 5,151
Selling and distribution expenses	€ 524	€ 869	€ 1,012	€ 1,625	3,220	9,100	2,135
CSOP
Statement Line Items [Line Items]
Personnel expenses					1,898	32,160	0
Selling and distribution costs [member]
Statement Line Items [Line Items]
Personnel expenses					1,764	8,490	1,582
Professional services					704	171	103
Advertising					365	84	113
Other					387	355	337
Selling and distribution expenses					€ 3,220	9,100	€ 2,135
Selling and distribution costs [member] | CSOP
Statement Line Items [Line Items]
Personnel expenses						€ 6,949